Property, plant and equipment, net - Summary of Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (811.5)	$ (927.2)
Subtotal	989.7	980.0
Work in progress	29.8	23.0
Property, plant and equipment, net	1,019.5	1,003.0	$ 1,082.5
Impairment losses	16.5
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	781.1	809.6
Tank Farms [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	272.5	277.4
Machinery, equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 747.6	$ 820.2